Shareholder' equity - Summary of Other Reserves Including Other Comprehensive Income (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Other reserves	€ (170,384)	€ (169,732)
Share-based payments reserve
Disclosure of reserves within equity [line items]
Other reserves	82,764	88,557
Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves	(183,525)	(183,525)
Other
Disclosure of reserves within equity [line items]
Other reserves	€ (69,623)	€ (74,764)